T. ROWE PRICE EQUITY INCOME ETF

March 31, 2021 (Unaudited)
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)
COMMON STOCKS 99.0%
COMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 0.6%
AT&T	3,802	115
Verizon Communications	1,605	93
		208
Entertainment 0.9%
Walt Disney (1)	1,881	347
		347
Media 3.9%
Comcast, Class A	11,153	604
Fox, Class B	7,567	264
News, Class A	21,717	552
		1,420
Total Communication Services		1,975
CONSUMER DISCRETIONARY 4.7%
Auto Components 0.1%
Magna International	220	19
		19
Automobiles 1.5%
General Motors	9,496	546
		546
Hotels Restaurants & Leisure 1.1%
Las Vegas Sands	5,818	353
McDonald's	276	62
		415
Leisure Products 0.7%
Mattel (1)	12,511	249
		249
Multiline Retail 0.9%
Kohl's	5,527	330
		330
Specialty Retail 0.4%
TJX	1,902	126
		126
Total Consumer Discretionary		1,685
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
CONSUMER STAPLES 7.0%
Beverages 0.5%
Coca-Cola	3,723	196
		196
Food & Staples Retailing 0.4%
Walmart	1,085	148
		148
Food Products 3.3%
Bunge	1,277	101
Conagra Brands	11,852	446
Mondelez International, Class A	337	20
Tyson Foods, Class A	8,405	624
		1,191
Household Products 1.1%
Kimberly-Clark	2,777	386
		386
Tobacco 1.7%
Altria Group	2,322	119
Philip Morris International	5,786	513
		632
Total Consumer Staples		2,553
ENERGY 6.6%
Energy Equipment & Services 0.6%
Halliburton	9,130	196
		196
Oil, Gas & Consumable Fuels 6.0%
Chevron	1,010	106
ConocoPhillips	780	41
Enbridge	1,916	70
EOG Resources	5,008	363
Exxon Mobil	5,614	313
Hess	1,097	78
Occidental Petroleum	2,763	74
Targa Resources	4,628	147
TC Energy	6,013	275
TOTAL SE, ADR	15,361	715
		2,182
Total Energy		2,378
FINANCIALS 22.5%
Banks 7.8%
Bank of America	3,411	132
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Citizens Financial Group	2,500	110
Fifth Third Bancorp	15,928	596
JPMorgan Chase & Co.	2,481	378
PNC Financial Services Group	2,289	402
Wells Fargo & Co.	30,894	1,207
		2,825
Capital Markets 5.2%
Bank of New York Mellon	3,700	175
Charles Schwab	2,632	172
Franklin Resources	3,463	102
Goldman Sachs Group	804	263
Morgan Stanley	7,811	607
Raymond James Financial	2,051	251
State Street	3,819	321
		1,891
Diversified Financial Services 1.2%
Equitable Holdings	13,503	440
		440
Insurance 8.3%
American International Group	16,405	758
Chubb	4,501	711
Hartford Financial Services Group	500	33
Loews	10,408	534
Marsh & McLennan	688	84
MetLife	13,438	817
Willis Towers Watson	328	75
		3,012
Total Financials		8,168
HEALTH CARE 12.3%
Biotechnology 2.2%
AbbVie	5,282	571
Biogen (1)	361	101
Gilead Sciences	1,993	129
		801
Health Care Equipment & Supplies 3.6%
Becton Dickinson & Co.	2,553	621
Medtronic	4,473	528
Zimmer Biomet Holdings	980	157
		1,306
Health Care Providers & Services 2.9%
Anthem	1,818	653
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
CVS Health	5,283	397
		1,050
Pharmaceuticals 3.6%
AstraZeneca, ADR	1,200	60
Glaxosmithkline, ADR	2,731	97
Johnson & Johnson	2,779	457
Merck & Co.	1,564	121
Pfizer	8,538	309
Sanofi, ADR	5,112	253
		1,297
Total Health Care		4,454
INDUSTRIALS & BUSINESS SERVICES 12.2%
Aerospace & Defense 2.7%
Boeing (1)	1,790	456
L3Harris Technologies	2,634	534
		990
Air Freight & Logistics 2.1%
United Parcel Service, Class B	4,553	774
		774
Airlines 0.4%
Alaska Air Group (1)	1,260	87
Southwest Airlines	1,000	61
		148
Building Products 0.3%
Johnson Controls International	1,742	104
		104
Commercial Services & Supplies 0.7%
Stericycle (1)	3,448	233
		233
Electrical Equipment 0.3%
Emerson Electric	1,291	116
		116
Industrial Conglomerates 2.9%
General Electric	80,409	1,056
		1,056
Machinery 2.0%
Caterpillar	1,063	247
Cummins	160	41
Flowserve	804	31
PACCAR	1,485	138
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Snap-on	1,148	265
		722
Professional Services 0.8%
Nielsen Holdings	11,466	288
		288
Total Industrials & Business Services		4,431
INFORMATION TECHNOLOGY 9.3%
Communications Equipment 1.6%
Cisco Systems	11,500	595
		595
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity	772	100
		100
Semiconductors & Semiconductor Equipment 5.6%
Applied Materials	4,380	585
NXP Semiconductors NV	790	159
QUALCOMM	6,563	870
Texas Instruments	2,105	398
		2,012
Software 1.8%
Citrix Systems	1,368	192
Microsoft	1,991	469
		661
Total Information Technology		3,368
MATERIALS 6.0%
Chemicals 4.3%
CF Industries Holdings	12,963	588
DuPont de Nemours	5,997	464
International Flavors & Fragrances	2,549	356
PPG Industries	1,050	158
		1,566
Containers & Packaging 1.7%
International Paper	11,231	607
		607
Total Materials		2,173
REAL ESTATE 4.5%
Equity Real Estate Investment Trusts 4.5%
Equity Residential, REIT	6,933	497
Rayonier, REIT	8,694	280
SL Green Realty, REIT	1,680	117
Welltower, REIT	1,300	93
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

	Shares	$ Value
(Cost and value in $000s)
Weyerhaeuser, REIT	18,390	655
Total Real Estate		1,642
UTILITIES 8.4%
Electric Utilities 4.6%
Duke Energy	69	7
Edison International	3,326	195
Entergy	960	95
NextEra Energy	4,244	321
Southern	17,036	1,059
		1,677
Multi-Utilities 3.8%
Ameren	2,989	243
NiSource	23,110	557
Sempra Energy	4,327	574
		1,374
Total Utilities		3,051
Total Miscellaneous Common Stocks 0.1% (2)		33
Total Common Stocks (Cost $29,327)		35,911
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
State Street Institutional U.S. Government Money Market Fund, 0.04% (3)	336,962	337
Total Short-Term Investments (Cost $337)		337
Total Investments in Securities 99.9% of Net Assets (Cost $29,664)		$36,248
Other Assets Less Liabilities 0.1%		29
Net Assets 100.0%		$36,277

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3)	Seven-day yield
ADR	American Depositary Receipts
REIT	A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
The accompanying notes are an integral part of this portfolio of investments.

T. ROWE PRICE EQUITY INCOME ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Equity Income ETF (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The fund is considered an actively-managed exchange-traded fund (ETF) that does not disclose its portfolio holdings daily, which is different from a traditional ETF and may create additional risks. For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.
Security Valuation
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices.

T. ROWE PRICE EQUITY INCOME ETF

A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.
Valuation Inputs
On March 31, 2021, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
ETF787-054Q1
03/2021